Stockholders’ Equity (Deficit) (Details)					1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 07, 2022	Oct. 04, 2022 $ / shares shares	Sep. 28, 2022	Jul. 05, 2022 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Sep. 23, 2022 USD ($) shares	Jul. 05, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized								150,000,000	150,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Special voting preferred stock, description	the Reverse Stock Split							one
Preferred stock, shares authorized								5,000,000	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Preferred stock, shares issued								1	1
Convertible redeemable preferred stock, description								the 2022 Unit Offering including 43,478,261 Common Warrants exercisable for 2,173,913 shares of Common Stock and 2,173,913 Underwriter Warrants exercisable for 108,696 shares of Common Stock. In accordance with our policy, we assessed the warrants issued in connection with the 2022 Unit Offering and determined that there are no instances outside of the Company’s control that could require cash settlement. In addition, we determined that the warrants issued in connection with the 2022 Unit Offering do not meet the definition of a derivative as they are indexed to the Company’s Common Stock and they satisfy all of the additional qualifications to be classified within equity. Accordingly, the net proceeds of $9.2 million were recorded as: (i) an increase to Common Stock of $217 representing the issuance of 1,469,143 shares of Common Stock attributable to the Units and the issuance of 704,770 shares of Common Stock from the exercise of the Pre-funded Warrants, both at their par value of $0.0001 per share and (ii) an increase to Additional Paid-In Capital of $9.2 million
Exchangeable shares								3,294,574
Preferred Stock, conversion ratio for each common stock								20-for-one
Preferred stock, par value (in Dollars) | $								$ 0.0001
Preferred stock, liquidation preference per share (in Dollars per share) | $ / shares								$ 1
Aggregate value of exchangeable shares (in Dollars) | $								$ 180,647
Exchangable shares, issued (in Dollars) | $								1,180
Exchangeable shares, outstanding (in Dollars) | $								$ 285,672
Excess Stock, Shares Outstanding								14,284
Sale of stock, consideration received on transaction (in Dollars) | $					$ 20,000,000	$ 2,700,000
Sale of stock						118,629	2,282,609
Shares issued								552,148
Gross purchase price (in Dollars) | $								$ 1,100,000
Description of unit offering				(i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit.
Original conversion price (in Dollars per share) | $ / shares				$ 4.6			$ 4.6
Purchase price per unit (in Dollars per share) | $ / shares				$ 3.518			$ 3.518
Underwriter warrants to purchase				108,696			108,696
Original conversion price (in Dollars) | $								$ 4.6
Proceeds from net (in Dollars) | $				$ 9,200,000
Warrants outstanding								45,652,174
Warrants, Description								initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”)
Warrant, conversion ratio for each common stock								one-for-one
Common warrants shares								1
Issued								59,747,574
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Number of classes of stock								1
Exchangeable shares								23,614
Sale of stock								2,282,609
Original conversion price (in Dollars per share) | $ / shares								$ 4.6
Common warrants shares								1		1
Price per share (in Dollars per share) | $ / shares										$ 230
Excess Stock, Shares Issued								704,770
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants expire, term								5 years
Warrants outstanding								20		20
A T M Program [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale of stock, consideration received on transaction (in Dollars) | $						$ 800,000		$ 25,000,000
Sale of stock						90,808
Sale of stock, description of transaction			(the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to $3.5 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million.
Underwriters [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares								$ 3.518
Special Voting Preferred Stock
Stockholders’ Equity (Deficit) (Details) [Line Items]
Special voting preferred stock, description								one
Preferred stock, shares authorized								1	1
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Preferred stock, shares issued								1	1
Preferred stock, liquidation preference per share (in Dollars per share) | $ / shares								$ 1	$ 1
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Preferred stock, shares issued		400,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Preferred stock, shares issued		100,000
Redeemable Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Convertible redeemable preferred stock, description		(the “Series B Preferred Stock,” and together with the Series A Preferred Stock, the “Convertible Redeemable Preferred Stock”), at an offering price of $9.50 per share, representing a 5 percent original issue discount to the stated value of $10.00 per share, for gross proceeds of approximately $4.75 million in the aggregate, before the deduction of $0.4 million for fees and offering expenses of our financial advisor. We also incurred and paid approximately $0.1 million of other issue costs attributable to third-party professional and legal fees. The aggregate net proceeds (after deducting the fees and expenses of our financial advisor) together with the additional amount to provide for the 105 percent redemption premium, or $0.5 million, on the Convertible Redeemable Preferred Stock was deposited in an account with an escrow agent. The shares of the Convertible Redeemable Preferred Stock were convertible, at a conversion price of $0.25 per share (subject in certain circumstances to adjustments), into shares of our Common Stock, at the option of the holders and, in certain circumstances, by the Company.						The holders of all of the Convertible Redeemable Preferred Stock redeemed their shares for cash at 105 percent of the stated value, or $10.50 per share, of such shares on November 9, 2022. Accordingly, we directed the escrow agent to pay $5.25 million on November 10, 2022 to the holders from the escrow account established upon the date of the Convertible Redeemable Preferred Stock offering. The amounts paid over the offering price upon redemption are considered “deemed” dividends and reported as a reduction of Additional paid-in capital in the consolidated statement of changes in stockholders’ equity (deficit).
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants expire, term								5 years
Public warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchangeable shares										290,690
Convertible Notes Amendment [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds Deposited in Restricted Accounts (in Dollars) | $				$ 7,000,000			$ 7,000,000
Pre Funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares				$ 0.002			$ 0.002
Issued								14,095,400